Leases	12 Months Ended
Aug. 31, 2021
Disclosure Text Block [Abstract]
LEASES
14.	LEASES

The Group has operating leases mainly for campuses, office space and learning centers, the lease term ranges from less than 12 months to 28 years. Leases with an initial term of 12 months or less are not recorded on the balance sheet. The Group does not have options to extend or terminate leases, as the renewals or terminations of these leases are on negotiation basis. None of these leases contain material residual value guarantees or material restrictive covenants.

Supplemental balance sheet information related to the leases are as follows:

	As of August 31, 2020	As of August 31, 2021
	RMB	RMB
ROU assets	1,816,721	1,773,773
Operating lease liabilities—current	196,129	123,215
Operating lease liabilities—non – current	1,662,928	1,752,667
Weighted-average remaining lease term	13.78	14.06
Weight-average discount rate	3.72%	4.21%

The components of lease costs of these operating leases from continuing operations are as follow:

	For the Year Ended August 31, 2020	For the Year Ended August 31, 2021
	RMB	RMB
Operating lease cost for fixed payments	205,120	238,773
Short - term lease costs	52,600	5,509
Variable lease costs	(2,516)	(3,073)
Total lease costs	255,204	241,209

Supplemental cash flow information related to the operating leases is as follows:

	For the Year Ended August 31, 2020	For the Year Ended August 31, 2021
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	186,643	196,075
Supplemental noncash information:
ROU assets obtained in exchange for new operating lease liabilities	74,054	165,410
Decrease of ROU assets for early terminations	(7,322)	(13,724)

The following table provides the maturities of the operating lease liabilities as of August 31, 2021:

Operating leases
Fiscal year ending
August 2022	200,148
August 2023	178,735
August 2024	175,264
August 2025	197,309
August 2026	193,305
August 2027 and thereafter	1,564,513
Total future undiscounted lease payments	2,509,274
Less : imputed interest	(633,392)
Total present value of operating lease liabilities	1,875,882

Impairment loss on operating lease right-of-use assets

The Group tests its long-lived assets for recoverability whenever events or changes in circumstances indicate that its carrying amount may not be recoverable. As a result of the adverse impacts of the COVID-19 pandemic on the economic environment and change in the Group’s business strategy, the Group determines to close certain language training centers in the US resulting in four idled operating leases. The Group determines the fair value of the ROU assets based on the discounted value of estimated future cash flows from subleases, if any. For the years ended August 31, 2020 and 2021, the Group recorded impairment loss of RMB 12,772 and RMB 15,575 related to the ROU assets within the overseas schools reportable segment, respectively.